Guarantees, Pledged Assets and Collateral Guarantees, Collateral Type and Contractual Maturities of Repurchase Agreements and Securities Lending Agreements (Details) $ in Millions	Dec. 31, 2015 USD ($)
Securities Borrowed, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	$ 81,542
Securities Lending	9,736
Total Repurchases and Securities Lending	91,278
Securities of U.S. Treasury and federal agencies [Member]
Securities Borrowed, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	32,254
Securities Lending	61
Securities of U.S. states and political subdivisions [Member]
Securities Borrowed, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	7
Federal agencies [Member]
Securities Borrowed, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	37,033
Securities Lending	76
Non-Agency Mortgage-backed Securities [Member]
Securities Borrowed, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	1,680
Corporate debt securities [Member]
Securities Borrowed, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	4,674
Securities Lending	899
Asset-backed securities [Member]
Securities Borrowed, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	2,275
Equity securities [Member]
Securities Borrowed, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	2,457
Securities Lending	8,700
Other [Member]
Securities Borrowed, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	1,162
Overnight/Continuous [Member]
Securities Borrowed, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	58,021
Securities Lending	7,845
Total Repurchases and Securities Lending	65,866
Up to 30 days [Member]
Securities Borrowed, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	19,561
Securities Lending	362
Total Repurchases and Securities Lending	19,923
30-90 Days [Member]
Securities Borrowed, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	2,935
Securities Lending	1,529
Total Repurchases and Securities Lending	4,464
Over 90 days [Member]
Securities Borrowed, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	1,025
Securities Lending	0
Total Repurchases and Securities Lending	$ 1,025